Note 1 - Description of Plan (Details Textual) - EBP 90-1026709 002 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
EBP, Minimum Eligible Service Term of Participant	3 months
EBP, Minimum Eligible Age of Participant	18
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	90.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 23,500
EBP, Participant Contribution, Automatic, Deferral Rate	5.00%
EBP, Participant Maximum Catch-up Contribution, IRS Limit	$ 7,500
EBP, Employer Contribution, Matching Percentage	20.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	5.00%
EBP, Forfeited Nonvested Account	$ 415	$ 285
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	$ 21,481
EBP, Minimum Age of Participant to Take In Service Distribution	59.5
EBP, Maximum Vested Account Balance Required for Participant to Make Distribution	$ 1,000
EBP, Termination of Plan, Vested Percentage	100.00%
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	5.25%
Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	10.50%